Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2018	Dec. 31, 2017
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	33.00%	34.00%
Target allocation	47.00%	48.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	55.00%	52.00%
Target allocation	37.00%	47.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	12.00%	14.00%
Target allocation	16.00%	5.00%